Income Taxes	12 Months Ended
Dec. 31, 2014
Income Tax Disclosure [Abstract]
Income Taxes
Income Taxes
Income (loss) from continuing operations before income taxes and equity income (loss) as reported in the Consolidated Statements of Operations consists of the following:

(In thousands)	2014	2013	2012
United States	$22,951	$(30,422)	$30,456
International	(8,813)	(160,754)	(257,720)
Total income (loss) before income taxes and equity income (loss)	$14,138	$(191,176)	$(227,264)

Income tax expense as reported in the Consolidated Statements of Operations consists of the following:

(In thousands)	2014	2013	2012
Income tax expense (benefit):
Currently payable:
U.S. federal	$5,622	$9,822	$22,603
U.S. state	557	1,375	1,561
International	14,569	41,015	21,795
Total income taxes currently payable	20,748	52,212	45,959
Deferred U.S. federal	3,447	(18,615)	(7,142)
Deferred U.S. state	893	473	(1,339)
Deferred international	5,278	(2,095)	(5,800)
Total income tax expense	$30,366	$31,975	$31,678

Cash payments for income taxes, including taxes on the gain or loss from discontinued business, were $36.0 million, $44.4 million and $42.6 million for 2014, 2013 and 2012, respectively.

The following is a reconciliation of the normal expected statutory U.S. federal income tax rate to the effective income tax rate as a percentage of Income (loss) from continuing operations before income taxes and equity income (loss) as reported in the Consolidated Statements of Operations:

(In thousands)	2014	2013	2012
U.S. federal income tax	$4,949	$(66,912)	$(79,542)
U.S. state income taxes, net of federal income tax benefit	713	(917)	(32)
U.S. domestic manufacturing deductions and credits	(1,882)	(4,700)	(3,580)
Tax costs of repatriation from the Infrastructure Transaction	—	13,181	—
Difference in effective tax rates on international earnings and remittances	4,397	581	1,350
Uncertain tax position contingencies and settlements	(5,298)	(5,548)	(5,470)
Changes in realization on beginning of the year deferred tax assets	2,203	20,125	3,980
Restructuring and impairment charges with no realizable tax benefits	22,049	—	21,387
U.S. nondeductible items	1,216	2,953	1,470
Loss from disposal from the Infrastructure Transaction	2,592	73,819	—
Non-deductible goodwill impairment	—	—	92,763
Cumulative effect of change in statutory tax rates/laws	246	(370)	(260)
Loss from unconsolidated entities	(587)	—	—
Other, net	(232)	(237)	(388)
Total income tax expense	$30,366	$31,975	$31,678

At December 31, 2014, 2013 and 2012, the Company's annual effective income tax rate on income from continuing operations was 214.8%, (16.7)% and (13.9)%, respectively.

The effective income tax rate changed between 2013 and 2014 primarily due to the jurisdictional mix of the $272.3 million loss on disposal of the Harsco Infrastructure Segment and for the tax costs of repatriation from the Infrastructure Transaction recorded in 2013 compared with the restructuring and asset impairment charges recorded in the Harsco Metals & Minerals Segment for which no tax benefit was recorded in 2014.
The effective income tax rate changed between 2013 and 2012 primarily due to the jurisdictional mix of the $272.3 million loss on disposal of the Harsco Infrastructure Segment recorded in 2013 compared with the $265.0 million non-deductible goodwill impairment charges recorded during 2012, tax expense recorded for valuation allowances on deferred tax assets within certain foreign jurisdictions that the Harsco Infrastructure Segment operated, and for the tax costs of repatriation from the Infrastructure Transaction.
The tax effects of the temporary differences giving rise to the Company's deferred tax assets and liabilities at December 31, 2014 and 2013 are as follows:

	2014		2013
(In thousands)	Asset	Liability	Asset	Liability
Depreciation and amortization	$—	$16,026	$—	$24,260
Expense accruals	27,737	—	29,520	—
Inventories	4,396	—	3,267	—
Provision for receivables	798	—	752	—
Deferred revenue	—	1,708	—	1,764
Operating loss carryforwards	75,635	—	75,443	—
Foreign tax credit carryforwards	16,476	—	16,085	—
Capital loss carryforwards	2,102	—	3,177	—
Pensions	91,377	—	85,947	—
Currency adjustments	35,386	—	27,536	—
Equity investment in Infrastructure strategic venture	—	23,885	—	28,965
Unit adjustment liability	34,675	—	39,335	—
Post-retirement benefits	905	—	1,013	—
Other	9,079	—	6,644	—
Subtotal	298,566	41,619	288,719	54,989
Valuation allowance	(131,422)	—	(127,164)	—
Total deferred income taxes	$167,144	$41,619	$161,555	$54,989

The deferred tax asset and liability balances recognized on the Consolidated Balance Sheets at December 31, 2014 and 2013 are as follows:

(In thousands)	2014	2013
Other current assets	$39,003	$44,315
Other assets	94,021	70,943
Other current liabilities	1,120	475
Deferred income taxes	6,379	8,217

At December 31, 2014, the tax-effected amount of net operating loss carryforwards ("NOLs") totaled $75.6 million. Tax-effected NOLs from international operations are $66.4 million. Of that amount, $44.8 million can be carried forward indefinitely, and $21.6 million will expire at various times between 2015 and 2033. Tax-effected U.S. state NOLs are $9.2 million. Of that amount, $0.4 million expire at various times between 2015 and 2018, $3.9 million expire at various times between 2019 and 2023, $1.5 million expire at various times between 2024 and 2028, and $3.4 million expire at various times between 2029 and 2033. At December 31, 2014, the tax-effected amount of capital loss carryforwards totaled $2.1 million which expire in 2018.
The valuation allowances of $131.4 million and $127.2 million at December 31, 2014 and 2013, respectively, related principally to deferred tax assets for pension liabilities, NOLs, capital losses, currency translation and foreign investment tax credits that are uncertain as to realizability. In 2014, the Company recorded a net increase in the valuation allowance of $8.0 million related to current year pension adjustments recorded through Accumulated other comprehensive loss and a net increase of $6.6 million related to losses in certain jurisdictions where the Company determined that it is more likely than not that these assets will not be realized. This was offset by a $9.3 million reduction in valuation allowance from the effects of currency translation and a reduction of $1.1 million related to usage of a capital loss carryforward. Additionally, in 2013, the Company recorded a net increase in the valuation allowance of $9.4 million related to the Infrastructure Transaction and $7.5 million related to losses in certain jurisdictions where the Company determined that it is more likely than not that these assets will not be realized. This was offset by a $15.8 million reduction in valuation allowance related to U.K. pension adjustments recorded during the year through Accumulated other comprehensive loss and the effects of currency translation.
The Company has not provided U.S. income taxes on certain non-U.S. subsidiaries' undistributed earnings as such amounts are indefinitely reinvested outside the United States. At December 31, 2014 and 2013, such earnings were approximately $705 million and $815 million, respectively. If these earnings were repatriated at December 31, 2014, the one-time tax cost associated with the repatriation would be approximately $124 million.
The Company had a tax holiday in Asia that expired in 2012, which had no impact on income tax expense for that year. The Company no longer has tax holidays in Europe and the Middle East as they have all expired.
The Company recognizes accrued interest and penalty expense related to unrecognized income tax benefits in income tax expense. During 2014, 2013 and 2012, the Company recognized an income tax benefit of $2.1 million, $3.1 million and $1.8 million, respectively, for interest and penalties primarily due to the expiration of statutes of limitation and resolution of examinations. The Company has accrued $2.8 million, $4.9 million and $8.0 million for the payment of interest and penalties at December 31, 2014, 2013 and 2012 respectively.

A reconciliation of the change in the unrecognized income tax benefits balance from January 1, 2012 to December 31, 2014 is as follows:

(In thousands)	Unrecognized Income Tax Benefits	Deferred Income Tax Benefits	Unrecognized Income Tax Benefits, Net of Deferred Income Tax Benefits
Balances, January 1, 2012	$33,408	$(517)	$32,891
Additions for tax positions related to the current year (includes currency translation adjustment)	584	(8)	576
Additions for tax positions related to prior years (includes currency translation adjustment)	37	2	39
Other reductions for tax positions related to prior years	(3,987)	—	(3,987)
Statutes of limitation expirations	(5,124)	154	(4,970)
Balance at December 31, 2012	24,918	(369)	24,549
Additions for tax positions related to the current year (includes currency translation adjustment)	500	(5)	495
Additions for tax positions related to prior years (includes currency translation adjustment)	145	(4)	141
Other reductions for tax positions related to prior years	(3,050)	—	(3,050)
Statutes of limitation expirations	(3,348)	180	(3,168)
Settlements	(1,616)	—	(1,616)
Balance at December 31, 2013	17,549	(198)	17,351
Additions for tax positions related to the current year (includes currency translation adjustment)	288	(2)	286
Additions for tax positions related to prior years (includes currency translation adjustment)	156	(55)	101
Other reductions for tax positions related to prior years	(3,056)	—	(3,056)
Statutes of limitation expirations	(2,481)	143	(2,338)
Settlements	—	—	—
Total unrecognized income tax benefits that, if recognized, would impact the effective income tax rate at December 31, 2014	$12,456	$(112)	$12,344

Included in the other reductions for tax positions related to prior years for 2014 is $3.1 million of previously unrecognized tax benefits of which $1.6 million relates to currency translation adjustments and $1.5 million was recognized as a result of closure of various foreign income tax examinations. These benefits were previously deemed to not meet the more likely than not standard.
Within the next twelve months, it is reasonably possible that up to $0.2 million of unrecognized income tax benefits will be recognized upon settlement of tax examinations and the expiration of various statutes of limitations.
The Company files income tax returns as prescribed by the tax laws of the jurisdictions in which it operates. With few exceptions, the Company is no longer subject to U.S and international income tax examinations by tax authorities through 2008.
The U.S. Internal Revenue Service completed its audit of the Company's 2010 income tax return in July 2014 and made no changes to the reported tax.